Cover	Jul. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2023
Entity File Number	001-36080
Entity Registrant Name	IVERIC bio, Inc.
Entity Central Index Key	0001410939
Entity Tax Identification Number	20-8185347
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	609
Local Phone Number	474-6755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ISEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false